UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

	CRITICAL MATH FUND
	SCHEDULE OF INVESTMENTS (UNAUDITED)			October 31, 2007

	% of Portfolio	Description	Shares	Value
	41.06%	Common Stocks

	2.10%	Airlines
		Skywest, Inc.	16,910	$ 461,474
	2.49%	Biotechnology
		American Oriental Bioengineering, Inc. *	39,760	547,495
	2.74%	Chemicals
		Methanex Corp.	19,800	602,316
	3.42%	Computers
		Apple, Inc. *	829	157,469
		Research in Motion Ltd. *	1,251	155,762
		Western Digital Corp. *	16,990	440,381
				753,612
	1.84%	Electronics
		Thomas & Betts Corp. *	7,250	406,072

	6.00%	Insurance
		Berkshire Hathaway, Inc. Cl. B *	107	472,298
		Cincinnati Financial Corp.	9,850	391,833
		Markel Corp. *	840	456,305
				1,320,436
	1.49%	Internet
		Baidu.com, ADR *	441	168,678
		Google, Inc., Cl. A *	227	160,489
				329,167
	2.21%	Mining
		BHP Billiton Ltd., ADR	5,580	486,911
	8.07%	Oil & Gas
		Anadarko Petroleum Corp.	8,600	507,572
		Energen Corp.	7,560	483,840
		Key Energy Services, Inc. *	27,400	376,202
		Schlumberger Ltd.	4,230	408,491
				1,776,105
	0.69%	Pharmaceuticals
		Aspreva Pharmaceuticals Corp. *	5,964	151,963
	0.69%	Real Estate Investment Trusts (REITs)
		ProLogis	2,130	152,806
	0.71%	Semiconductors
		Tessera Technologies, Inc. *	4,092	156,273
	4.38%	Software
		Oracle Corp. *	19,630	435,197
		Sybase, Inc. *	18,480	528,528
				963,725
	4.23%	Telecommunications
		Cisco Systems, Inc. *	13,440	444,326
		Nokia Corp., ADR	12,270	487,364
				931,690
		Total Common Stocks
		(Cost $8,378,706)		9,040,045

	39.05%	Open End Mutual Funds
	19.60%	Debt Funds
		MFS High Income Fund	387,435	1,468,377
		Northeast Investors Trust	186,046	1,434,419
		Western Asset High Yield Portfolio	139,265	1,413,540
				4,316,336

	19.45%	Equity Funds
		ProFunds UltraBull	22,262	1,792,075
		Rydex S&P 500 2x Strategy Fund	46,036	2,490,079
				4,282,154
		Total Open End Mutual Funds
		(Cost $8,503,000)		8,598,490

	CRITICAL MATH FUND
	SCHEDULE OF INVESTMENTS (UNAUDITED)(Continued)			October 31, 2007

			Principal
	% of Portfolio	Description	Amount	Value
	20.16%	Short-Term Investments

	0.63%	Money Market Fund
		Goldman Sachs Financial Square Funds,
		Prime Obligations Portfolio, 4.93% *	139,803	$ 139,803
		(Cost $139,803)

	19.53%	U.S. Government & Agency Obligation
		Federal Home Loan Bank, Discount Notes,
		4.44%, 11/1/07 (Cost $4,300,000)	$ 4,300,000	$ 4,300,000

	100.27%	Total Investments
		(Cost $21,321,509) (a)		$ 22,078,338

	-0.27%	Liabilities in excess of other assets		$ (59,284)

	100.00%	Total Net Assets		$ 22,019,054

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 930,430
		Unrealized depreciation		(173,601)
		Net unrealized appreciation		$ 756,829

*	Non-income producing securities.
	ADR - American Depositary Receipts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/21/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/21/07